Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Deemed Cost [member]	Other Comprehensive Incomes [member]	Other reserves [member]	Profit Retention Reserve [member]	Additional Proposed Dividends [Member]	Retained earnings [member]	Shareholders Equity Subtotal [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 10,800,000	R$ 680,364	R$ (327,015)	R$ 1,209,458	R$ 6,088,855	R$ 1,507,449		R$ 19,959,111	R$ 291,407	R$ 20,250,518
IfrsStatementLineItems [Line Items]
Net income							4,952,573	4,952,573	96,029	5,048,602
Other comprehensive income
Adjustments related to actuarial liabilities, net of taxes			152,601					152,601	144	152,745
Total comprehensive income			152,601				4,952,573	5,105,174	96,173	5,201,347
Realization - deemed cost, net of taxes		(46,575)					46,575
Realization of actuarial liabilities - divestment of Copel Telecom			(33,205)		33,205
Deliberation of additional dividends proposed						(1,507,449)		(1,507,449)	(32,638)	(1,540,087)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve				247,629			(247,629)
Interest on equity (JSCP)					(283,173)		(239,636)	(522,809)		(522,809)
Dividends						1,368,675	(2,565,678)	(1,197,003)	(16,731)	(1,213,734)
Profit retention reserve					1,946,205		(1,946,205)
Ending balance, value at Dec. 31, 2021	10,800,000	633,789	(207,619)	1,457,087	7,785,092	1,368,675		21,837,024	338,211	22,175,235
IfrsStatementLineItems [Line Items]
Net income							1,112,007	1,112,007	37,314	1,149,321
Other comprehensive income
Adjustments related to actuarial liabilities, net of taxes			202,509					202,509	683	203,192
Adjustments related to financial assets			4,757					4,757	2,038	6,795
Total comprehensive income			207,266				1,112,007	1,319,273	40,035	1,359,308
Realization - deemed cost, net of taxes		(36,513)					36,513
Realization - actuarial gain			(3,541)		3,541
Deliberation of additional dividends proposed						(1,368,675)		(1,368,675)		(1,368,675)
Dividends and Interest on equity (JSCP)					(891,000)		(79,000)	(970,000)	(40,198)	(1,010,198)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve				55,600			(55,600)
Dividends							(258)	(258)	(24,187)	(24,445)
Profit retention reserve					1,013,662		(1,013,662)
Ending balance, value at Dec. 31, 2022	10,800,000	597,276	(3,894)	1,512,687	7,911,295			20,817,364	313,861	21,131,225
IfrsStatementLineItems [Line Items]
Net income							2,258,810	2,258,810	68,358	2,327,168
Other comprehensive income
Adjustments related to actuarial liabilities, net of taxes			(250,837)					(250,837)	718	(250,119)
Adjustments related to financial assets			(2,942)					(2,942)	(1,264)	(4,206)
Total comprehensive income			(253,779)				2,258,810	2,005,031	67,812	2,072,843
Realization - deemed cost, net of taxes		(32,553)					32,553
Issuing shares	2,021,758							2,021,758		2,021,758
Dividends and Interest on equity (JSCP)									(62,162)	(62,162)
Allocation proposed to Annual General Meeting - AGM:
Legal reserve				112,941			(112,941)
Interest on own capital					(44,160)		(913,840)	(958,000)	(13,886)	(971,886)
Dividends						131,211	(131,211)		(111)	(111)
Profit retention reserve					1,133,371		(1,133,371)
Ending balance, value at Dec. 31, 2023	R$ 12,821,758	R$ 564,723	R$ (257,673)	R$ 1,625,628	R$ 9,000,506	R$ 131,211		R$ 23,886,153	R$ 305,514	R$ 24,191,667